Mineral Properties, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Detailed Information About In Property Plant And Equipment

	Mineral properties	Plant and equipment	Pre- development assets	Construction in-progress	Other	Total

Cost

Balance – December 31, 2017	$72,592	$47,873	$44,194	$-	$223	$164,882
Acquisition of Mesquite (note 5(b))	27	43,167	-	-	-	43,194
Additions	308	2,285	-	123,124	38	125,755
Impairment	-	(4,448)	-	(206)	(13)	(4,667)
Transfers	-	-	(44,194)	44,194	-	-
Disposals	-	(9,270)	-	(570)	(89)	(9,929)
Change in reclamation cost asset	1,465	-	-	-	-	1,465
Balance – December 31, 2018	$74,392	$79,607	$-	$166,542	$159	$320,700
Additions	16,924	(6,641)	-	78,748	942	89,973
Transfers	55,318	133,694	-	(200,038)	1,089	(9,937)
Transfer from exploration and evaluation assets (note 9)	133,060	-	-	-	-	133,060
Disposals	-	(1,758)	-	-	(74)	(1,832)
Change in reclamation cost asset	6,080	-	-	-	-	6,080
Balance – December 31, 2019	$285,774	$204,902	$-	$45,252	$2,116	$538,044

Accumulated depreciation

Balance – December 31, 2017	$-	$1,167	$-	$-	$43	$1,210
Additions	326	4,135	-	-	87	4,548
Disposals	-	(1,939)	-	-	(30)	(1,969)
Balance – December 31, 2018	$326	$3,363	$-	$-	$100	$3,789
Additions	12,682	24,136	-	-	294	37,112
Disposals	-	(766)	-	-	(35)	(801)
Balance – December 31, 2019	$13,008	$26,733	$-	$-	$359	$40,100

Net book value:

At December 31, 2018	$74,066	$76,244	$-	$166,542	$59	$316,911

At December 31, 2019	$272,766	$178,169	$-	$45,252	$1,757	$497,944

Detailed Information About In Significant Royalty Arrangement
Certain of the Company’s mining properties are subject to royalty arrangements based on their net smelter returns (“NSR”s) or gross revenues. At December 31, 2019, the Company’s significant royalty arrangements were as follows:

Mineral property	Royalty arrangements
Mesquite	0.5%-7% NSR
Aurizona	1.5% of gross sales; 3%-5% sliding scale NSR based on gold price
Castle Mountain	2.65% NSR